Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	11 Months Ended		12 Months Ended
	Feb. 28, 2019	Mar. 13, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Jun. 08, 2017	Dec. 03, 2018	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies									$ (9,185)	$ (80,205)	$ 4,399
Investments in affiliates					$ 64,352				$ 64,352	$ 91,111
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity		$ 500				$ 5,000
Ownership percentage of Navios Holdings									3.70%
Equity in net (losses)/earnings of affiliated companies					155			$ 417			$ 161
Investments in affiliates					2,682				$ 2,682
Market value of the investment					$ 2,716				$ 2,716
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest								96.30%
Date of conversion into a limited partnership									Nov. 30, 2018
Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest						1.70%
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement	380,952		1,370,044	2,040,000						1,464,494
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent						$ 30,000
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Percentage of partners' capital							2.50%
Navios Partners | Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						6.80%
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement						10,057,645
Price per share offered						$ 5
Proceeds from Issuance of Private Placement						$ 50,288